Taxation - Analysis of movements in net deferred tax (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Analysis of movements in net deferred tax balance
Beginning balance	€ 18,235	€ 19,478
Foreign exchange movements	(82)	95
Charged to the income statement	(834)	(1,266)
Charged directly to OCI	(393)	(49)
(Charged) / credited directly to equity	17	(3)	€ (4)
Indexation of the opening balance in respect of hyperinflation in Türkiye	(9)	(18)
Arising on acquisitions and disposals	91	(2)
Ending balance	€ 17,025	€ 18,235	€ 19,478